INCOME TAXES (Unrecognized Tax Benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Unrecognized tax benefits	$ 820	4,963		4,963
Interest related to uncertain tax position	$ 150	906	$ 150	906	$ 150	906